SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	28. SUBSEQUENT EVENTS From December 31, 2023 to the date of publication of this report, there was no subsequent event which had a material impact on the Group.